Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Gain Losses On Derivative Financial Instruments [Abstract]
Hedge costs	₱ (94)	₱ (51)	₱ (49)
Gains (losses) on derivative financial instruments (Note 4)	(284)	(233)	1,135
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	₱ (378)	₱ (284)	₱ 1,086